Balance Sheet Details - Schedule of Fixed Assets and Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed Assets
Machinery and equipment	$ 2,938,281	$ 2,728,468	$ 2,518,158
Furniture and office equipment	147,976	143,726	143,726
Computer equipment and software	1,526,482	620,582	577,898
Leasehold improvements	550,246	517,968	514,614
Financed equipment	1,922,418	1,559,690	914,179
Construction in process	7,481	169,896	70,815
Total fixed assets, gross	7,092,884	5,740,330	4,739,390
Less accumulated depreciation and amortization	(4,173,088)	(3,933,999)	(3,793,210)
Total fixed assets, net	2,919,796	1,806,331	946,180
Accrued Liabilities
Accrued interest	324,406	20,776	28,981
Accrued payroll	477,889	168,727	128,753
Accrued vacation	503,380	364,953	307,845
Accrued bonuses	625,682	422,868	376,100
Accrued sales commissions	48,390	77,844	76,574
Current portion of deferred rent	106,418	67,085	31,170
Accrued other	88,220	37,783	17,476
Total accrued liabilities	$ 2,174,385	$ 1,160,036	$ 966,899